ALPS Series Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

June 22, 2018

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC 20549

Re:	Form N-14 for ALPS Series Trust (the “Trust”) on behalf of its series American Independence Global Tactical Allocation Fund and American Independence Kansas Tax-Exempt Bond Fund (the “American Independence Funds”) (File No. 811-22747)

Dear Sir or Madam:

Attached for filing is the initial registration statement on Form N-14 under the Securities Act of 1933, as amended for the American Independence Funds. This Form N-14 is being filed in connection with reorganizations in which each American Independence Fund will assume all of the assets and liabilities of the series of the American Independence Funds Trust listed opposite its name:

American Independence Funds Trust	ALPS Series Trust
American Independence Global Tactical Allocation Fund	American Independence Global Tactical Allocation Fund
American Independence Kansas Tax-Exempt Bond Fund	American Independence Kansas Tax-Exempt Bond Fund

No fees are required in connection with this filing.

The SEC Staff is requested to address any comments on this filing to Peter H. Schwartz, Esq. at Davis Graham & Stubbs LLP. He can be reached at 303.892.7381.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes
Secretary of the Trust

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP